CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized (in shares)	50,000,000	50,000,000	50,000,000
Preferred stock, issued (in shares)	49,360	49,360	53,032
Preferred stock, outstanding (in shares)	49,360	49,360	53,032
Common Stock Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	900,000,000	900,000,000	900,000,000
Common Stock, Shares, Issued	37,485,959	37,485,959	37,412,519
Common Stock, Shares, Outstanding	37,485,959	37,485,959	37,412,519